Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
16.	Segment Information

There was no segment information to be disclosed for the years ended December 31, 2016, 2017 and 2018, respectively. A summary of operation income (loss), net and long-lived assets by geographical areas is as follows:

Year ended December 31,	2016	2017	2018
Operation income from property within:
- PRC, excluding Hong Kong:	$2,508	$1,851	$493
Net (loss) income within:
- PRC, excluding Hong Kong	$(2,106)	$(6,759)	$(10,590)
- Hong Kong	(7,428)	10,703	(2,664)
Total net (loss) income	$(9,534)	$3,944	$(13,254)

As of December 31,	2017	2018
Long-lived assets by geographical area:
- Real estate properties under development in PRC, excluding Hong Kong	$52,460	$171,610
- Property, plant and equipment in PRC, excluding Hong Kong	33,894	27,186
- Hong Kong	3,082	256
Total long-lived assets	$89,436	$199,052